SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

14.    SHARE CAPITAL

The following activity occurred during the year ended December 31, 2024:

●	In relation to the vesting of 4,402 RSUs, 4,402 Equity Shares were issued.
o	358 shares were forfeited during the period.
●	92 Exchangeable Shares were exchanged for 92 Equity Shares related to the acquisition of PA CannTech.
●	7 Exchangeable Shares were exchanged for 7 Equity Shares related to the Q1 2022 acquisition of Levia.
●	225 Exchangeable Shares were exchanged for 225 Equity Shares related to the Q1 2022 acquisition of Tahoe Hydro.
●	3,696 Multiple Voting Shares were converted on a one-for-one basis to Subordinate Voting Shares due to the automatic conversion occurring 60 months from the date of first issuance.
●	645 Treasury Shares were retired.
●	34,988 Equity Shares were issued in connection with the debt restructuring.
●	23,046 Anti-Dilutive Warrants were issued to existing shareholders.
●	13 Equity Shares were issued in connection with the Exercise of Warrants.
●	2,874 outstanding Warrants issued on May 24, 2019 have expired as of May 24, 2024.
●	44 Equity Shares were issued in relation to the acquisition of a variable interest entity.
●	58 Exchangeable Shares were issued in relation to the Q3 2024 acquisition of NV Green.
●	1,365 Exchangeable Shares were exchanged for 1,365 Equity Shares related to the Oasis acquisition.

The following activity occurred during the year ended December 31, 2023:

●	In relation to the vesting of 3,262 RSUs, 3,169 Equity Shares were issued due to net settlement.
o	137 shares were forfeited during the period.
●	3,798 Exchangeable Shares were issued in connection with the GSD contingent consideration settlement.
●	233 Exchangeable Shares were issued in connection with the Q2 2023 acquisition of Tahoe Hydro.
●	52 Exchangeable Share was exchanged for 52 Equity Shares related to the Q1 2022 acquisition of Levia.
●	354 Exchangeable Shares were exchanged for 354 Equity Shares related to the Q2 2022 acquisition of Herbal Remedies.
●	9 Exchangeable Shares were converted into 9 Equity Shares.
●	66 Equity Shares were issued for consulting services.
●	15 Exchangeable Shares were exchanged for 15 Equity Shares related to the Oasis acquisition.

14.    SHARE CAPITAL (Continued)

Warrants

The 2,874 outstanding Warrants that were issued on May 24, 2019 with a strike price of $9.07, all expired as of May 24, 2024. The average remaining life of the Anti-Dilutive Warrants is under one year and two months with an intrinsic value of $nil. The Anti-Dilutive Warrants have an exercise price of $2.12. The number and fair value of Warrants outstanding as of December 31, 2024 and December 31, 2023 is:

	Number	Fair Value
Balance as of January 1, 2023	2,874	$1,786
No activity	—	—
Balance as of December 31, 2023	2,874	$1,786
Warrants Issued	23,046	47,049
Exercise of Warrants	(13)	(26)
Forfeitures of Warrants, due to expiration	(2,874)	(1,786)
Balance as of December 31, 2024	23,033	$47,023